Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long-term deposits	$ 222,861,432	$ 186,368,967	$ 389,303,495
Uy [Member] | Banco Itau Uruguay Due January Three Two Thousand And Twenty Five [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-27-2024
Due date of deposits	01-03-2025
Long-term deposits	$ 1,495,089
Deposits monthly interest rate	0.63%
Uy [Member] | Citibank Uruguay Due January Eighteen Two Thousand And Twenty Five [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-17-2024
Due date of deposits	01-18-2025
Long-term deposits	$ 271,554
Deposits monthly interest rate	0.43%
Uy [Member] | Banco Itau Uruguay Due January Four Two Thousand And Twenty Four [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-28-2023
Due date of deposits		01-04-2024
Long-term deposits		$ 449,552
Deposits monthly interest rate		0.64%
Uy [Member] | Citibank Uruguay Due January Two Two Thousand And Twenty Four [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-29-2023
Due date of deposits		01-02-2024
Long-term deposits		$ 280,970
Deposits monthly interest rate		0.52%
Uy [Member] | Scotiabank Uruguay Due January Twenty Nine Two Thousand And Twenty Four [Member] | Scotiabank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-29-2023
Due date of deposits		01-29-2024
Long-term deposits		$ 56,194
Deposits monthly interest rate		0.58%
Usd [Member] | Sumitomo Mitsui Banking Corporation United States Due February Twenty Seven Two Thousand And Twenty Five [Member] | Sumitomo Mitsui Banking Corporation United States [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-27-2024
Due date of deposits	02-27-2025
Long-term deposits	$ 169,500,536
Deposits monthly interest rate	0.37%
Usd [Member] | The Bank Of Nova Scotia Toronto Canada Due January Three First Two Thousand And Twenty Five [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	11-29-2024
Due date of deposits	01-31-2025
Long-term deposits	$ 51,594,253
Deposits monthly interest rate	0.39%
Usd [Member] | Sumitomo Mitsui Banking Corporation United States Due January Twenty Six Two Thousand And Twenty Four [Member] | Sumitomo Mitsui Banking Corporation United States [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		11-24-2023
Due date of deposits		01-26-2024
Long-term deposits		$ 141,450,646
Deposits monthly interest rate		0.46%
Usd [Member] | The Bank Of Nova Scotia Toronto Canada Due March Three Two Thousand And Twenty Four [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-08-2023
Due date of deposits		03-06-2024
Long-term deposits		$ 44,013,748
Deposits monthly interest rate		0.47%
Usd [Member] | Citibank New York Due January Nineteen Two Thousand And Twenty Three [Member] | Citibank New York [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-19-2022
Due date of deposits			01-19-2023
Long-term deposits			$ 214,295,932
Deposits monthly interest rate			0.39%
Usd [Member] | Sumitomo Mitsui Banking Corporation New York Due January Zero Three Two Thousand And Twenty Three [Member] | Sumitomo Mitsui Banking Corporation New York [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			11-03-2022
Due date of deposits			01-03-2023
Long-term deposits			$ 43,316,249
Deposits monthly interest rate			0.35%
Usd [Member] | Sumitomo Mitsui Banking Corporation New York Due January Twenty Six Two Thousand And Twenty Three [Member] | Sumitomo Mitsui Banking Corporation New York [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-27-2022
Due date of deposits			01-26-2023
Long-term deposits			$ 129,989,149
Deposits monthly interest rate			0.37%
Ars [Member] | Banco Supervielle Argentina Due January Eighth Two Thousand And Twenty Four [Member] | Banco Supervielle Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-07-2023
Due date of deposits		01-08-2024
Long-term deposits		$ 117,857
Deposits monthly interest rate		10.50%
Clp [Member] | Scotia Corredora De Bolsa Chile S.a. Due January Zero Three Two Thousand And Twenty Three [Member] | Scotia Corredora De Bolsa Chile S.a. [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-27-2022
Due date of deposits			01-03-2023
Long-term deposits			$ 1,702,165
Deposits monthly interest rate			0.96%